United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09603

                         AMERICAN BEACON SELECT FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                        Gene L. Needles, Jr., PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2009

                  Date of reporting period: September 30, 2009

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon Money Market Select Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended September 30, 2009 is provided below.

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

                                                            PAR
                                                           AMOUNT        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
COMMERCIAL PAPER - 48.95%
   Allied Irish Banks North America, Inc., 0.48%,
      Due 10/7/2009 ++ ..............................   $    36,000   $   35,997
   Atlantis One Funding Corp., 0.60%,
      Due 12/15/2009 ++ .............................        35,000       34,956
   Calyon North America, Inc., 0.43%,
      Due 11/6/2009 .................................        20,000       19,991
   CBA (Delaware) Finance, Inc., 0.27%,
      Due 1/15/2010 .................................        35,000       34,972
   Edison Asset Securitization LLC, 0.52%,
      Due 1/14/2010 ++ ..............................        35,000       34,954
   General Electric Capital Corp., 0.35%,
      Due 11/20/2009 ................................        35,000       34,983
   National Australia Funding Delaware, Inc.,
      0.335%, Due 11/2/2009 ++ ......................        25,000       24,993
   Old Line Funding LLC,
      0.65%, Due 1/8/2010 ++ ........................        20,000       19,964
      0.28%, Due 1/12/2010 ++ .......................         5,000        4,996
      0.50%, Due 2/1/2010 ++ ........................        10,000        9,983
   Solitaire Funding LLC, 0.44%, Due 10/27/2009 ++ ..        35,000       34,989
   Surrey Funding Corp., 1.00%, Due 10/14/2009 ++ ...        35,000       34,996
   Toyota Credit Canada, Inc., 0.30%,
      Due 10/30/2009 ................................        35,000       34,992
   TOTAL COMMERCIAL PAPER                                                360,766
                                                                      ----------
TIME DEPOSITS - 4.89%
   Bank of Ireland N.Y., 0.35%, Due 10/5/2009 .......        36,000       36,000
                                                                      ----------

                                                           SHARES
                                                        -----------
SHORT TERM INVESTMENTS - 7.24%
OTHER SHORT-TERM INVESTMENTS - 7.24%
   AIM Short-Term Investment Company Liquid Asset
      Fund ..........................................    17,391,692       17,392
   RBC Prime Money Market Fund ......................    36,000,000       36,000
   TOTAL SHORT TERM INVESTMENTS                                           53,392
                                                                      ----------

                                                            PAR
                                                           AMOUNT
                                                        -----------
REPURCHASE AGREEMENTS - 38.94%
   Barclays Capital, Inc., 0.60%, Due 10/1/2009 (Held
      at Bank of New York Mellon, Collateralized by
      Corporate Obligations valued at $39,595, Zero
      Coupon - 10.875%, 4/1/2010 - 11/15/2046) ......   $    36,000       36,000
   BNP Paribas Securities Corp., 0.45%, Due 10/1/2009
      (Held at Bank of New York Mellon,
      Collateralized by Corporate Obligations valued
      at $39,600, Zero Coupon - 9.375%, 11/3/2009 -
      11/2/2049) ....................................        36,000       36,000
   Deutsche Bank Securities, Inc., 0.30%, Due
      10/1/2009 (Held at Bank of New York Mellon,
      Collateralized by Equity Securities valued at
      $39,600) ......................................        36,000       36,000
   J.P. Morgan Clearing Corp., 0.35%, Due 10/1/2009
      (Held at JPMorgan Chase Bank, Collateralized by
      Equity Securities valued at $36,750) ..........        35,000       35,000
   Merrill Lynch, Pierce, Fenner & Smith, Inc.,
      0.30%, Due 10/1/2009 (Held at Bank of New York
      Mellon, Collateralized by Equity Securities
      valued at $39,600) ............................        36,000       36,000
   Morgan Stanley & Co., 0.35%, Due 10/1/2009 (Held
      at JPMorgan Chase Bank, Collateralized by
      Equity Securities valued at $38,000) ..........        36,000       36,000
   RBC Capital Markets Corp., 0.30%, Due 10/1/2009
      (Held at Bank of New York Mellon,
      Collateralized by Equity Securities valued at
      $37,800) ......................................        36,000       36,000

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

                                                            PAR
                                                           AMOUNT        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
   Wells Fargo Securities LLC, 0.40%, Due 10/1/2009
      (Held at Bank of New York Mellon,
      Collateralized by Corporate Obligations valued
      at $37,800, Zero Coupon - 8.75%, 2/15/2011 -
      1/15/2020) ....................................   $    36,000   $   36,000
   TOTAL REPURCHASE AGREEMENTS                                           287,000
                                                                      ----------
TOTAL INVESTMENTS - 100.02% (COST $737,158)                           $  737,158
LIABILITIES, NET OF OTHER ASSETS - (0.02%)                                  (114)
TOTAL NET ASSETS - 100.00%                                            $  737,044
                                                                      ==========

     Percentages are stated as a percent of net assets.

++ Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $235,828 or 32.00% of net assets. The Fund has no right to demand registration of these securities.

                             See accompanying notes

The American Beacon U.S. Government Money Market Select Fund invests all of its investable assets in the American Beacon Master U.S. Government Money Market Portfolio. The Schedule of Investments for the American Beacon Master U.S. Government Money Market Portfolio for the fiscal quarter ended September, 2009 is provided below.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

                                                            PAR
                                                           AMOUNT        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 33.91%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.93%
   0.32%, Due 12/7/2009 .............................   $     5,000   $    4,997
   0.35%, Due 12/21/2009 ............................         4,218        4,215
   0.32%, Due 1/19/2010 .............................         5,000        4,995
   0.31%, Due 1/25/2010 .............................        11,000       10,989
   0.20%, Due 2/22/2010 .............................        10,000        9,992
                                                                          35,188
                                                                      ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.98%
   1.08%, Due 10/1/2009 .............................        10,000       10,000
   0.32%, Due 12/9/2009 .............................         5,000        4,997
   0.32%, Due 12/16/2009 ............................        30,000       29,980
   0.32%, Due 12/31/2009 ............................         5,000        4,996
   0.32%, Due 1/14/2010 .............................         5,000        4,995
   0.31%, Due 1/20/2010 .............................         5,000        4,995
   0.23%, Due 3/3/2010 ..............................        20,000       19,980
   0.215%, Due 3/24/2010 ............................         5,000        4,995
                                                                          84,938
                                                                      ----------
TOTAL U.S. AGENCY OBLIGATIONS                                            120,126
                                                                      ----------
U.S. TREASURY OBLIGATIONS - 8.46%
   0.33%, Due 12/31/2009 ............................        30,000       29,975
                                                                      ----------

                                                           SHARES
                                                        -----------
SHORT TERM INVESTMENTS - 9.84%
OTHER SHORT-TERM INVESTMENTS - 9.84%
   Goldman Sachs Financial Square Government Fund ...    17,378,505       17,379
   JP Morgan U.S. Government Money Market Fund ......    17,500,000       17,500
   TOTAL SHORT TERM INVESTMENTS                                           34,879
                                                                      ----------

                                                            PAR
                                                           AMOUNT
                                                        -----------
REPURCHASE AGREEMENTS - 47.79%
   Barclays Capital, Inc., 0.04%, Due 10/1/2009 (Held
      at Bank of New York Mellon, Collateralized by
      U.S. Government Agency Obligations valued at
      $73,440, 1.65% - 2.875%, 2/23/2011
      - 12/9/2011) ..................................   $    72,000       72,000
   Goldman Sachs & Co., 0.05%, Due 10/1/2009 (Held at
      Bank of New York Mellon, Collateralized by U.S.
      Government Agency Obligations valued at
      $48,236, 4.5%, 8/15/2039) .....................        47,290       47,290
   RBC Capital Markets Corp., 0.13%, Due 10/1/2009
      (Held at Bank of New York Mellon,
      Collateralized by U.S. Government Agency
      Obligations valued at $51,001, Zero Coupon -
      3.25%, 6/9/2010 - 12/19/2012) .................        50,000       50,000
   TOTAL REPURCHASE AGREEMENTS                                           169,290
                                                                      ----------
TOTAL INVESTMENTS - 100.00% (COST $354,270)                           $  354,270
OTHER ASSETS, NET OF LIABILITIES - 0.00%                                       1
TOTAL NET ASSETS - 100.00%                                            $  354,271
                                                                      ==========


     Percentages are stated as a percent of net assets.



                             See accompanying notes

AMERICAN BEACON SELECT FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


   Security Valuation

    Securites of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Various inputs may be used to determine the value of the Funds' investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The Funds' investments are summarized by level based on the inputs used to determine their value. As of September 30, 2009, the Funds' investments were classified as follows:

AMERICAN BEACON MONEY MARKET PORTFOLIO


			                   Quoted
			                 Prices in
			                   Active     Significant
			                 Markets for    Other      Significant
			                  Identical   Observable   Unobservable
			                   Assets       Inputs        Inputs
DESCRIPTION                                LEVEL 1      LEVEL 2      LEVEL 3    Total
-----------                               ---------    --------    -------     -------
ASSETS:
COMMERCIAL PAPER                          $  -          $360,766      $ -      $360,766
TIME DEPOSITS                                -          $ 36,000        -      $ 36,000
SHORT TERM INVESTMENTS                    $53,392          -            -      $ 53,392
REPURCHASE AGREEMENTS                        -          $287,000        -      $287,000
                                          -------       --------      ---      --------
TOTAL                                     $53,392       $683,766      $ -      $737,158
                                          -------       --------      ---      --------


AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO

			                  Quoted
			                 Prices in
			                  Active     Significant
			                Markets for     Other     Significant
			                 Identical   Observable  Unobservable
			                  Assets       Inputs      Inputs
DESCRIPTION                               LEVEL 1      LEVEL 2     LEVEL 3      Total
-----------                             ----------     -------     -------     -------
ASSETS:
U.S. AGENCY OBLIGATIONS                 $   -          $120,126     $ -        $120,126
U.S. GOVERNMENT SECURITIES                  -          $ 29,975       -        $ 29,975
SHORT TERM INVESTMENTS                  $ 34,879          -           -        $ 34,879
REPURCHASE AGREEMENTS                       -          $169,290       -        $169,290
                                        --------       --------     ----       --------
TOTAL                                   $ 34,879       $319,391     $ -        $354,270
                                        --------       --------     ----       --------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON SELECT FUNDS

By : /s/ Gene L. Needles, Jr.
     --------------------
     Gene L. Needles, Jr.
     President

Date: November 25, 2009
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Gene L. Needles, Jr.
     --------------------
     Gene L. Needles, Jr.
     President

Date: November 25, 2009
      -----------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: November 25, 2009
      -----------------